DEBT - Long-term loan, related party (Details) ¥ in Millions		12 Months Ended
	Jun. 03, 2023	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 CNY (¥)	Jun. 02, 2023
DEBT
Interest expense		$ 250,553	$ 159,298	$ 139,752
Loan from GZ Rural Bank | Mr. Jie Xiao
DEBT
Debt amount		$ 1,378,037			¥ 10
Basis points	0.55%
Effective interest rate						4.10%